Prepaid Expenses, Deposits and Other Current Assets, net - Schedule of other assets, noncurrent (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	$ 0	$ 0	$ 431,972
Prepaid data service	6,168	792	0
Prepaid legal and professional fees	227,420	29,219	682,500
Prepaid marketing	0	0	2,414,082
Prepaid repair and maintenance	0	0	41,770
Prepaid expenses and deposits, non-current	233,588	30,011	3,570,324
Less: allowance for credit losses	0	0	(24,273)
Prepaid expenses and deposits, noncurrent, net	$ 233,588	$ 30,011	$ 3,546,051